Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (7,955,663)	$ (3,813,800)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation	11,726	21,162
Amortization	38,502	29,157
Amortization of Debt Discount		669,148
Amortization of ROU Asset	13,517	50,053
Amortization of Note Issuance Costs		67,728
Amortization of Capitalized Share-Based Payments	3,575,881	994,643
Share-Based Compensation to Vendors for Services		212,605
Share-Based Compensation under Equity Incentive Plan	32,767	528,926
Deemed Capital Contribution for Related Party Compensation Expense (Note 10)		163,228
Loss on Debt Extinguishment		1,231,480
Change in Fair Value of Derivative Liabilities	(1,665,966)	37,278
Derivative Expense		399,725
Change in Fair Value of Promissory Note		(5,379,269)
Write-offs of Capitalized Patents	108,424
Inventory Reserve		(160,338)
Changes in Operating Assets and Liabilities:
Accounts Receivable	(255,416)	(185,367)
Prepaid and Other Assets	(39,423)	(522,370)
Inventory	23,405	212,747
Accounts Payable and Accrued Liabilities	501,412	(214,734)
Accrued Interest, net	(23,604)	1,265,361
Reduction of Lease Liability	(13,650)	(50,273)
Deferred Compensation		(100,000)
Net Cash Used in Operating Activities	(5,648,088)	(4,542,910)
CASH FLOWS FROM INVESTING ACTIVITIES
Capitalization of Patents	(51,967)	(39,982)
Purchases of Fixed Assets	(103,773)	(57,623)
Acquisition of Intangibles	(25,374)	(18,283)
Purchase of Short-Term Investments	(1,708,000)
Net Cash Used in Investing Activities	(1,889,114)	(115,888)
CASH FLOWS FROM FINANCING ACTIVITIES
Net Proceeds from January 2024 Offering	1,898,296
Proceeds from IPO and Over-Allotment, net of underwriting discounts, commissions, and deferred offering costs paid in 2023 of $1,198,111		6,303,905
Proceeds from ATM Offering, net of offering costs paid at closing and deferred offering costs of $264,774	1,729,810
Proceeds from Private Placement, net of offering costs paid at closing and deferred offering costs of $582,600	3,414,502
Proceeds from Exercise of Warrants		1,131,771
Proceeds from Exercise of Pre-Funded Warrants	10,963
Proceeds from Notes Payable		650,000
Repayment of Notes Payable		(1,611,111)
Proceeds from Advances - Related Party		250,000
Repayment of Related Party Advances		(250,000)
Net Cash Provided by Financing Activities	7,053,571	6,474,565
Effect of Exchange Rate Changes on Cash	499	61,853
Change in Cash and Cash Equivalents	(483,132)	1,877,620
Cash and Cash Equivalents—Beginning of Period	2,142,485	264,865
Cash and Cash Equivalents—End of Period	1,659,353	2,142,485
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid During the Year for Interest	8,772	179,117
Cash paid During the Year for Income Taxes	2,000	1,000
NONCASH INVESTING/FINANCING ACTIVITIES
Conversion of Debt into Common Stock		7,989,598
Conversion of Debt into Series A Preferred Stock		10,128,500
Conversion of Series A Preferred Stock into Common Stock	290,601	270,460
Capitalized Share-Based Payments to Vendors	26,325	4,916,555
Fair Value of Warrants Issued to Underwriters	71,364	301,416
Reclassification of Liability-classified Warrants to Equity-classified		838,748
Additions to ROU Assets for Lease Renewal		50,922
Additions to Lease Liabilities for Lease Renewal		50,570
Debt Discount Recorded in Connection with Derivative Liabilities		650,000
Stock Issued for Payment of Deferred Compensation		520,000
Stock Issued for Acquisition of Intangibles		$ 33,895